Capital management	3 Months Ended
Nov. 30, 2021
Capital Management
Capital management

20.         Capital management

The Company considers its capital to be its shareholders’ equity.

As of November 30, 2021, the Company had shareholders’ equity (deficit) before non-controlling interests of $25,559,149 (August 31, 2021 – equity of $25,422,165). The Company’s objective when managing its capital is to seek continuous improvement in the return to its shareholders while maintaining a moderate to high tolerance for risk. The objective is achieved by prudently managing the capital generated through internal growth and profitability, through the use of lower cost capital, including raising share capital or debt when required to fund opportunities as they arise.

The Company may also return capital to shareholders through the repurchase of shares, pay dividends or reduce debt where it determines any of these to be an effective method of achieving the above objective. The Company does not use ratios in the management of its capital. There have been no changes to management’s approach to managing its capital during the three months ended November 30, 2021, and 2020.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)